SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

19   SHARE-BASED COMPENSATION

Equity Incentive Plans

The Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”) in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

The Company adopted the 2016 Equity Incentive Plan (‘‘the 2016 Plan’’) in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the ‘‘Awards’’) to key employees and directors. The maximum aggregate number of ordinary shares, which may be subject to Awards under the Plan, is 56,707,560 ordinary shares, provided, however, that the maximum number of unallocated ordinary shares which may be issuable pursuant to Awards are subject to certain automatic approval mechanism up to 3% of total issued and outstanding ordinary shares of the Company, if and whenever the unallocated ordinary shares which may be subject to equity awards under the 2016 Plan accounts for less than 1.5% of the Company’s total issued and outstanding ordinary shares.

Settlement of liability-classified restricted shares award

During the years ended December 31, 2022, 2023 and 2024, the Company issued 460,272, 1,035,704 and 1,839,320 respectively, fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB13,719, RMB12,914 and RMB16,929 for the years ended December 31, 2022, 2023 and 2024, respectively.

Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

Restricted shares to directors, officers and employees

In August 2022, August 2023 and August 2024, the Company granted non-vested restricted shares of 21,488,048, 21,918,552 and 19,076,032, respectively, to employees, officers and directors. The restricted share awards contained service and market conditions, or service and performance conditions, which are tied to the financial performance of the Company. For restricted shares granted, the value of the restricted shares was determined by the fair value of the restricted shares on the grant date, when all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service conditions and market conditions attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable. For restricted shares with market conditions, the probability to achieve market conditions is reflected in the grant date fair value.

On July 22, 2023, the Compensation Committee of the Board of the Company approved the resolution of amendment to the restricted shares (the “Modification”). This Modification pertained to 1,124 recipients of these restricted shares. Cancellation of 9,820,069 restricted shares accompanied by the concurrent grant of 8,239,864 replacement restricted shares is accounted for as a modification of the terms of the cancelled restricted shares (“modified restricted shares”). The incremental compensation cost of RMB204,946 is measured as the excess of the fair value of the modified restricted shares over the fair value of the original restricted shares at the modification date.

In 2024, the Company granted 1,331,192 fully vested restricted shares to its employees, officers and directors as compensation for the services rendered. The value of restricted shares was immediately recognized as compensation expense according to the share price as of grant date.

A summary of the restricted share activity is as follows:

	Number of	Weighted average grant-
	Shares	date fair value per share
		(RMB)
Unvested at January 1, 2022	28,930,720	43.9
Granted	21,948,320	19.4
Vested	(5,015,992)	43.3
Forfeited	(7,328,536)	32.5

Unvested at December 31, 2022 and January 1, 2023	38,534,512	32.2
Granted (Note a)	31,194,120	11.9
Vested	(4,788,176)	16.1
Forfeited (Note b)	(15,943,658)	45.9

Unvested at December 31, 2023 and January 1, 2024	48,996,888	16.4
Granted	22,246,544	11.3
Vested	(18,907,368)	16.0
Forfeited	(4,898,088)	27.5

Unvested at December 31, 2024	47,437,976	13.0

Note a:Including the restricted shares of 8,239,864 granted in the Modification.

Note b:Including the restricted shares of 9,820,069 cancelled in the Modification.

The Company recognized share-based compensation expenses of RMB290,815, RMB336,616 and RMB296,487 for the years ended December 31, 2022, 2023 and 2024, respectively, for the restricted share awards. As of December 31, 2024, total unrecognized compensation expense relating to the unvested shares was RMB230,062. The expense is expected to be recognized over a weighted average period of 1.56 years using the graded-vesting attribution method. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2022, 2023 and 2024.

Total intrinsic value of restricted shares vested was RMB132,123, RMB56,674 and RMB201,716, respectively, for the years ended December 31, 2022, 2023 and 2024. Aggregate intrinsic value of unvested restricted shares as of December 31, 2024 was RMB1,447,686.

The fair value of the non - vested restricted shares granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	August 2022	July 2023	August 2023	August 2024
Risk-free rate of return	2.82% - 2.98%	4.94% - 5.50%	4.66%	4.01%
Volatility	53.14% - 54.15%	66.64% - 67.86%	61.40%	65.18%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Share price at grant date	US$3.3650	US$1.5000	US$1.6025	US$1.3963
	(RMB22.7)	(RMB10.7)	(RMB11.4)	(RMB10.0)
Expected term	1 – 3 years	0.767 - 1.767 years	1 – 3 years	1 – 3 years

(1)	Volatility

Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected term of each grant.

(2)	Risk-free interest rate

Risk-free rate equal to the United States Government Treasury Yield Rates for a term equal to the remaining expected term.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

A summary of share-based compensation expenses for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Years ended December 31,
	2022	2023	2024

Costs of revenue	97,055	116,467	92,402
Selling and marketing expenses	41,685	43,765	25,033
General and administrative expenses	146,781	162,866	165,648
Research and development expenses	5,294	9,546	9,207
Others, net (Note)	—	3,972	4,197
Total share-based compensation expenses	290,815	336,616	296,487

Note:	Represent the share-based compensation expenses included in management support service fees charged to discontinued operations.